BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Excess of insured amount	$ 330,571	$ 265,729
Allowance for doubtful accounts	47,779	51,706	$ 0
Inventory	326,167	326,239	$ 0
Production purchase	1,000	$ 1,000
Write off receivables	$ 22,326
Convertible Class B Preferred Stock [Member]
Reverse Stock-split description		1 for 75 reverse stock splits of our common stock. At the effective time of the reverse stock split, every 75 shares of issued and outstanding common stock were converted into one (1) share of issued and outstanding common sto